--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212/830-5200
================================================================================





Dear Shareholder:



We are pleased to present the annual report of North Carolina Daily Municipal Income Fund, Inc. for the year ended August 31, 1999.

The Fund had net assets of $251,585,899 and 2,939 active shareholders as of August 31, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff




Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)    Moody's & Poor's
   ------                                                                              ----   -----      ------     ------- --------
Other Tax Exempt Investments (6.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000   Bertie County, NC Water District IV, GO Water BAN (b)
                Guaranteed by Federal Housing Administration                         10/20/99  2.95%   $  2,000,316
    1,410,000   Charlotte, NC COPS (Equipment Acquisition Project) (b)               09/01/99  3.50       1,410,000
    1,000,000   Durham County, NC GO (b)                                             04/01/00  2.94       1,007,106
    1,000,000   Mecklenburg County, NC
                Collateralized by U.S. Government Securities                         04/01/00  3.23       1,019,295   Aaa     AAA
    1,075,000   North Carolina Medical Care Commission
                (Duke University Health System) (b)                                  06/01/00  3.14       1,082,815
    3,000,000   North Carolina State Public School Bond (b)                          04/01/00  2.98       3,024,905
    1,100,000   River Bend, NC BAN (Water & Sanitary Sewer) (b)                      02/02/00  3.27       1,100,899
    1,530,000   Robeson County, NC GO (b)
                Insured by FSA                                                       03/01/00  2.94       1,535,952
    3,330,000   Sampson County, NC Water and Sewage District BAN (b)                 03/01/00  3.15       3,330,810
    1,455,000   Walnut Grove, NC BAN (b)
                Guaranteed by Federal Housing Administration                         09/22/99  2.97       1,455,164
 ------------                                                                                          ------------
   16,900,000   Total Other Tax Exempt Investments                                                       16,967,262
 ------------                                                                                          ------------
Other Variable Rate Demand Instruments (c) (76.84%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000   Alamance County, NC Industrial Facilities & PCFA
                LOC PNC Bank, N.A.                                                   04/01/15  3.05%   $  2,000,000  VMIG-1
    3,000,000   Beaufort, NC PCRB (Texas Gulf Inc.) - Series 1985 (b)
                LOC Societe Generale                                                 12/01/00  3.30       3,000,000
    2,000,000   Burke County, NC Industrial Facilities & PCFA IDRB (Jobs Project)
                LOC Wachovia Bank & Trust Co., N.A.                                  06/01/02  3.40       2,000,000           A1+
    2,500,000   Chapel Hill School of Medicine (Ambulatory Health Clinic)            07/01/12  3.35       2,500,000           A1+
   10,700,000   City of Charlotte, NC Airport Refunding Bonds - Series A
                Insured by MBIA Insurance Corp.                                      07/01/17  3.30      10,700,000  VMIG-1   A1
      700,000   Cleveland County, NC Industrial Facilities
                (Curtis Wright Flight System) (b)
                LOC Bank of Nova Scotia                                              11/01/23  3.35         700,000
    1,000,000   Columbus County, NC (Conflandey Project) (b)
                LOC Bank Nationale de Paris                                          01/01/15  3.45       1,000,000
    1,500,000   Department of State Treasurer, State of North Carolina
                LOC Merrill Lynch                                                    03/01/11  3.32       1,500,000           A1+
      880,000   Durham County, NC Public Improvement GO Bonds                        05/01/07  3.25         880,000  VMIG-1   A2

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)    Moody's & Poor's
   ------                                                                              ----   -----      ------     ------- --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,900,000   Durham County, NC Public Improvement GO Bonds                        02/01/10  3.20%   $  1,900,000  VMIG-1   A1+
    5,000,000   Granville County, NC Industrial Facilities & PCFA
                (Mayville Metal Product Project) (b)
                LOC Toronto-Dominion Bank                                            05/23/20  3.45       5,000,000
    2,200,000   Halifax County, NC Industrial Facilities & PCFA
                (Habson Partners Roanoke Valley)
                LOC Credit Suisse First Boston                                       12/01/19  3.10       2,200,000           A1
    6,170,000   Halifax County, NC Industrial Facilities
                (Roanoke - Lights Gas & Electricity)
                LOC Credit Suisse First Boston                                       06/01/21  3.05       6,170,000           A1+
    2,700,000   Harnett County, NC Industrial Facilities & PCFA IDRB
                (Edwards Brothers Inc. Project) (b)
                LOC Wachovia Bank & Trust Co., N.A.                                  01/01/07  3.30       2,700,000
    6,000,000   Herford County, NC Industrial Facilities
                (Easco Corporation Project) (b)
                LOC Bank of America                                                  11/01/13  3.40       6,000,000
    1,000,000   Iredell County, NC PCFA IDRB (Jet Corr Inc.) (b)
                LOC National Bank of Detroit                                         09/01/99  3.40       1,000,000
    1,000,000   Johnson County, NC Industrial Facilities & Pollution Control IDRB (b)
                LOC PNC Bank, N.A.                                                   03/01/11  3.40       1,000,000
    3,800,000   Lenoir County, NC Industrial Facilities
                (West Co. of Nebraska Inc.) - Series 1985 (b)
                LOC Dresdner Bank, A.G.                                              10/01/05  3.35       3,800,000
      900,000   Lincoln County, NC Industrial Facilities & PCFA RB
                (Leucadia Inc. Project)
                LOC National Bank of Canada                                          09/01/00  3.40         900,000    P1
    8,395,000   Martin County, NC Industrial Facilities
                (Weyerhaeuser Company Project)                                       06/01/04  3.35       8,395,000           A1
    1,000,000   Mecklenberg County, NC Industrial Facilities & PCFA
                (EDG Comb Metals) (b)
                LOC Wells Fargo Bank, N.A.                                           12/01/09  3.20       1,000,000
    1,500,000   Mecklenburg County, NC Industrial Facilities & PCFA
                (Griffith Micro Science Project)
                LOC ABN AMRO Bank N.V.                                               11/01/07  3.30       1,500,000           A1+
    2,850,000   Mecklenburg County, NC Industrial Facilities & PCFA IDRB
                (Otto Industry) (b)
                LOC Bank of Austria                                                  10/01/08  3.40       2,850,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)    Moody's & Poor's
   ------                                                                              ----   -----      ------     ------- --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,800,000   Mecklenburg County, NC PCFA IDRB (Virkler Company) (b)
                LOC First Union National Bank                                        12/01/04  3.35%   $  1,800,000
      900,000   Mecklenberg County, NC - Series C  (b)
                LOC Union Bank of Switzerland                                        12/01/08  3.30         900,000
    1,000,000   Mecklenberg County, NC - Series C                                    02/01/18  3.20       1,000,000  VMIG-1   A1+
    5,000,000   Moore County, NC Industrial Facilities & PCFA RB
                (Perdue Farm Project) - Series 1990
                LOC Rabobank Nederland                                               06/01/10  3.20       5,000,000    P1     A1+
    5,000,000   North Carolina Eastern Municipal Power Agency ROCS
                (Power System ROCS - Series 46)                                      12/04/18  3.34       5,000,000           A1+
    2,700,000   North Carolina Educational Facilities (Davidson College Project) (b) 12/01/04  3.30       2,700,000
    1,000,000   North Carolina Educational Facilities Finance Agency RB
                (Elton College)
                LOC Bank of America                                                  01/01/19  3.20       1,000,000  VMIG-1   A1+
    1,000,000   North Carolina Educational Facilities Finance Agency RB
                (Gardner Webb University)
                LOC First Union National Bank                                        07/01/17  3.20       1,000,000           A1
    1,500,000   North Carolina Educational Facilities Finance Authority
                (Bowman Grey School Medical Project)
                LOC Wachovia Bank & Trust Co., N.A.                                  09/01/20  3.25       1,500,000  VMIG-1
    7,000,000   North Carolina Educational Facilities Finance Authority
                (Duke University) - Series 1987A                                     12/01/17  3.15       7,000,000  VMIG-1   A1+
    3,300,000   North Carolina Educational Facilities Finance Authority
                (Duke University) - Series 1991B                                     12/01/21  3.15       3,300,000  VMIG-1   A1+
    1,100,000   North Carolina Medical Care Commission (Angel Medical Center, Inc.)
                LOC First Union National Bank                                        10/01/16  3.20       1,100,000           A1
    3,300,000   North Carolina Medical Care Commission (Duke University Hospital)    06/01/15  3.15       3,300,000  VMIG-1   A1+
    5,000,000   North Carolina Medical Care Commission
                (J. Authur Dosher Memorial Hospital)
                LOC Branch Bank & Trust                                              05/01/18  3.30       5,000,000           A1
    2,500,000   North Carolina Medical Care Commission
                (Lutheran Services for the Aging)
                LOC Branch Bank & Trust                                              03/01/28  3.25       2,500,000           A1
    4,000,000   North Carolina Medical Care Commission Health Care Facilities RB
                (Pungo District Hospital) (b)
                LOC Centura Bank & Norwest Bank                                      12/01/18  3.25       4,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)    Moody's & Poor's
   ------                                                                              ----   -----      ------     ------- --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 12,600,000   North Carolina Medical Care Commission Health System RB
                (Updates Catholic Health Project)
                Insured by AMBAC Indemnity Corp.                                     11/15/28  3.32%   $ 12,600,000  VMIG-1   A1+
    6,900,000   North Carolina Medical Care Commission HRB
                (Park Ridge Hospital Project)
                LOC Suntrust Bank                                                    08/15/18  3.25       6,900,000           A1
    8,000,000   North Carolina Medical Care
                Commission Retirement Community RB - Series B
                LOC LaSalle National Bank                                            11/15/09  3.25       8,000,000           A1+
   21,995,000   North Carolina State Certificates - Series 38                        04/01/13  3.31      21,995,000  VMIG-1
      700,000   Piedmont Triad, NC Airport Authority
                (The Cessna Aircraft Company)
                LOC Bank of America                                                  10/01/12  3.40         700,000           A1+
    1,230,000   Puerto Rico Commonwealth GO Bond
                (Puerto Rico Electric Power Authority)
                Insured by MBIA Insurance Corp.                                      07/01/23  3.02       1,230,000  VMIG-1
      500,000   Randolph County, NC Industrial Facilities & PCFA (b)
                LOC Bank One                                                         09/01/05  3.40         500,000
    1,000,000   Sampson County, NC Industrial Facilities & PCFA IDRB
                (DuBose Strapping) (b)
                LOC First Union National Bank                                        07/01/07  3.40       1,000,000
    1,075,000   State of North Carolina
                LOC Merrill Lynch                                                    03/01/16  3.36       1,075,000           A1+
    7,600,000   Wake County, NC Industrial Facilities & PCFA - Series B
                LOC Bank of New York                                                 06/15/14  3.05       7,600,000  VMIG-1   A1+
    3,000,000   Wake County, NC Industrial Facilities & PCFA
                (Carolina Power & Light Co.)
                LOC First National Bank of Chicago                                   06/15/14  3.10       3,000,000           A1+
    1,005,000   Wake County, NC Industrial Facilities & PCFA
                (Carolina Power & Light Co.)
                LOC Wachovia Bank & Trust Co., N.A.                                  05/01/15  3.30       1,005,000    P1     A1+
    3,700,000   Wake County, NC Industrial Facilities & PCFA
                (Carolina Power & Light Co.)
                LOC First Union National Bank                                        09/01/15  3.25       3,700,000    P1     A1
    6,525,000   Warren County, NC Industrial Facilities & PCFA IDRB
                (Glen Raven Mills Project) (b)
                LOC Wachovia Bank & Trust Co., N.A.                                  05/01/08  3.30       6,525,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)    Moody's & Poor's
   ------                                                                              ----   -----      ------     ------- --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,195,000   Winston-Salem, NC COPS - Series 1988                                 07/01/09  3.35%   $  2,195,000  VMIG-1   A1+
      500,000   Winston-Salem, NC GO Bond                                            06/01/07  3.20         500,000  VMIG-1   A1+
 ------------                                                                                          ------------
  193,320,000   Total Other Variable Rate Demand Instruments                                            193,320,000
 ------------                                                                                          ------------
Put Bonds (d)(4.11%)
------------------------------------------------------------------------------------------------------------------------------------
 $    500,000   Cabarrus County, NC Development Corportion
                (Installment Financing Contract)
                Insured by AMBAC Indemnity Corp.                                     06/01/00  4.60%   $    504,544   Aaa     AAA
    4,025,000   North Carolina Industrial Facilities & PCFA (GVK America Inc.) (b)
                LOC Union Bank of Switzerland                                        12/01/99  3.50       4,025,000
      600,000   North Carolina Industrial Facilities & PCFA RB
                (Greer Labs Incorporated Project)
                LOC First Union National Bank                                        12/01/99  3.75         600,000           A1+
    2,700,000   Puerto Rico Industrial Medical & Environmental PCFA RB
                (Reynolds Metals Corporation) (b)
                (Merck & Co. Inc. Proj.) - Series  1983A                             12/01/99  2.90       2,700,000
    2,500,000   Puerto Rico Industrial Medical & Environmental PCFA RB
                (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                                               09/01/99  3.60       2,500,000  VMIG-1   A1+
 ------------                                                                                          ------------
   10,325,000   Total Put Bonds                                                                          10,329,544
 ------------                                                                                          ------------
Revenue Bonds (1.88%)
------------------------------------------------------------------------------------------------------------------------------------
 $    730,000   North Carolina Medical Care Commission (b)
                Insured by AMBAC Indemnity Corp.                                     11/01/99  4.00%   $    731,131
    4,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
                (Abbott Laboratories) - Series 83A                                   03/01/00  2.90       4,000,000   Aa1     AAA
 ------------                                                                                          ------------
    4,730,000   Total Revenue Bonds                                                                       4,731,131
 ------------                                                                                          ------------
Tax Exempt Commercial Paper (9.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,100,000   City of Winston-Salem, NC (Summit Square Garden)
                Guaranteed by Federal Housing Administration                         10/14/99  3.20%   $  1,100,000           A1+
    1,120,000   City of Winston-Salem, NC (Water and Sewer System) - Series 1989
                Guaranteed by Federal Housing Administration                         10/14/99  3.20       1,120,000           A1+
    2,000,000   North Carolina Eastern Municipal Power Agency
                LOC Canadian Imperial Bank of Commerce                               09/02/99  3.15       2,000,000    P1     A1+
    1,600,000   North Carolina Eastern Municipal Power Agency
                LOC Canadian Imperial Bank of Commerce                               09/09/99  3.15       1,600,000    P1     A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)    Moody's & Poor's
   ------                                                                              ----   -----      ------     ------- --------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,500,000   North Carolina Eastern Municipal Power Agency
                LOC Canadian Imperial Bank of Commerce                               10/06/99  3.45%   $  1,500,000  P1       A1+
    3,500,000   North Carolina Eastern Municipal Power Agency
                LOC Canadian Imperial Bank of Commerce                               10/07/99  3.30       3,500,000  P1       A1+
    2,000,000   North Carolina Eastern Municipal Power Agency
                LOC Canadian Imperial Bank of Commerce                               10/07/99  3.40       2,000,000  P1       A1+
    4,300,000   North Carolina Municipal Power Agency #1 (Catawba Project)
                LOC Morgan Guaranty & Union Bank of Switzerland                      09/08/99  3.15       4,300,000  P1       A1+
    5,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)
                LOC Morgan Guaranty & Union Bank of Switzerland                      09/23/99  3.40       5,000,000  P1       A1+
    2,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)
                LOC Morgan Guaranty & Union Bank of Switzerland                      10/13/99  3.20       2,000,000  P1       A1+
    1,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)
                LOC Morgan Guaranty & Union Bank of Switzerland                      10/13/99  3.25       1,000,000  P1       A1+
 ------------                                                                                          ------------
   25,120,000   Total Tax Exempt Commercial Paper                                                        25,120,000
 ------------                                                                                          ------------
                Total Investments (99.56%) (Cost $250,467,937+)                                        $250,467,937
                Cash and Other Assets in Excess of Liabilities (0.44%)                                    1,117,962
                                                                                                       ------------
                Net Assets (100.00%), 251,587,029 Shares Outstanding (Note 3)                          $251,585,899
                                                                                                       ============
                Net Asset Value, offering and redemption price per share                               $       1.00
                                                                                                       ============

                +   Aggregate cost for federal income tax purpose is identical.

















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1999

================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     BAN       =  Bond Anticipation Note                          LOC       =   Letter of Credit
     COPS      =  Certificate of Participations                   PCFA      =   Pollution Control Finance Authority
     FSA       =  Financial Security Assurance                    PCRB      =   Pollution Control Revenue Bond
     GO        =  General Obligation                              RB        =   Revenue Bond
     HRB       =  Hospital Revenue Bond                           ROCS      =   Reset Option Certificates
     IDRB      =  Industrial Development Revenue Bond












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1999

================================================================================



 INVESTMENT INCOME
 Income:
    Interest....................................................................$       8,237,732
                                                                                -----------------
 Expenses: (Note 2)
    Investment management fee...................................................        1,020,511
    Shareholder servicing fee ..................................................          637,819
    Administration fee..........................................................          535,768
    Custodian expenses..........................................................           42,142
    Shareholder servicing and related shareholder expenses......................          144,361
    Legal, compliance and filing fees...........................................           57,511
    Audit and accounting........................................................           57,505
    Directors' fees.............................................................            6,319
    Other.......................................................................           17,576
                                                                                -----------------
       Total expenses...........................................................        2,519,512
       Less: Fees waived (Note 2)...............................................(         256,446)
       Less: Expenses paid indirectly (Note 2)..................................(             242)
                                                                                -----------------
       Net expenses.............................................................        2,262,824
                                                                                -----------------
 Net investment income..........................................................        5,974,908
                                                                                -----------------

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................              173
                                                                                -----------------
 Increase in net assets from operations.........................................$       5,975,081
                                                                                =================



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1999 AND 1998
================================================================================





                                                                                 1999                    1998
                                                                           ---------------         ---------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income..........................................        $     5,974,908         $     6,360,678
    Net realized gain (loss) on investments........................                    173                       5
                                                                           ---------------         ---------------
 Increase in net assets from operations............................              5,975,081               6,360,683


 Dividends to shareholders from net investment income:

    Class A........................................................        (     5,974,908)*       (     6,360,678)*
 Capital share transactions (Note 3):
    Class A........................................................             20,913,148              33,319,530
                                                                           ---------------         ---------------
      Total increase...............................................             20,913,321              33,319,535

 Net assets:
    Beginning of year..............................................            230,672,578             197,353,043
                                                                           ---------------         ---------------
    End of year....................................................        $   251,585,899         $   230,672,578
                                                                           ===============         ===============

 * Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During  the  year  ended  August  31,  1999,  the  Manager   voluntarily  waived
administration fees of $256,446.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $127,613 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent to the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $242.

3. Capital Stock.

At August 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $251,587,029. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                            Year                             Year
 Class A                                                   Ended                            Ended
 -------                                              August 31, 1999                  August 31, 1998
                                                      ---------------                  ---------------
 Sold.............................................        729,645,489                      646,778,294
 Issued on reinvestment of dividends..............          3,033,259                        3,510,899
 Redeemed.........................................    (   711,765,600)                 (   616,969,663)
                                                      ---------------                  ---------------
 Net increase.....................................         20,913,148                       33,319,530
                                                      ===============                  ===============

There were no Class B shares transactions during the year ended August 31, 1999 and no shares were outstanding as of August 31, 1999.

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1999 amounted to $1,130. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 56% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights.

                                                                                 Year Ended August 31,
 Class A                                            ------------------------------------------------------------------
                                                      1999          1998         1997         1996         1995
                                                    --------     --------      --------      --------      --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............    $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                                    --------     --------      --------      --------      --------
 Income from investment operations
    Net investment income.......................       0.024        0.028         0.028         0.029         0.030
 Less distributions:
    Dividends from net investment
      income....................................    (  0.024)    (  0.028)     (  0.028)     (  0.029)     (  0.030)
                                                    --------     --------      --------      --------      --------
 Net asset value, end of year...................    $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                                    ========     ========      ========      ========      ========
 Total Return...................................       2.38%        2.82%         2.82%         2.87%         3.04%
 Ratios/Supplemental Data
 Net assets, end of year (000)..................    $251,586     $230,673      $197,353      $172,385      $164,256
 Ratios to average net assets:
   Expenses (Net of fees waived)................       0.89%        0.85%         0.80%         0.80%         0.78%
   Net investment income........................       2.34%        2.77%         2.78%         2.82%         3.01%
   Management, shareholder servicing
    and Administration fees waived .............       0.10%        0.13%         0.18%         0.20%         0.24%
















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

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANICAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights. (Continued)

                                                             December 12, 1994
Class B                                               (Commencement of Operations) to
-------                                                       August 31, 1995
                                                              ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period......................      $    1.00
                                                                 ----------
 Income from investment operations:
   Net investment income...................................           0.024
 Less distributions:
   Dividends from net investment income....................           0.024
                                                                 ----------
 Net asset value, end of period............................      $    1.00
                                                                 ==========
 Total Return..............................................           3.48%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...........................          -0-
 Ratios to average net assets:
   Expenses (Net of fees waived)...........................           0.51%*
   Net investment income...................................           3.40%*
   Management and Administration fees waived ..............           0.20%*


*    Annualized












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

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To the Board of Directors and Shareholders of North Carolina Daily Municipal Income Fund, Inc.



In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of North Carolina Daily Municipal Income Fund, Inc. (the "Fund") at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended August 31, 1998, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.








PricewaterhouseCoopers LLP
New York, New York
September 30, 1999









------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











NORTH CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.












                                  Annual Report
                                 August 31, 1999










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020











NC899A


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